Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Miscellaneous current assets [abstract]
Cash at banks	[1]	₨ 1,025	$ 14	₨ 960

[1]	Cash at banks is restricted in use as it relates to unclaimed dividends of ₹ 941 million and ₹ 1,006 million ($ 14 million) as at March 31, 2020 and March 31, 2021 respectively. It also includes earmarked escrow amount of ₹ 19 million and ₹ 19 million ($ 0 million) which relates to unclaimed redeemable preference shares as at March 31, 2020 and March 31, 2021 respectively.